Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	¥ 1,283,313	¥ 1,283,012
Available-for-sale securities, Gross unrealized gains	81,231	76,643
Available-for-sale securities, Gross unrealized losses	(16,654)	(2,815)
Available-for-sale securities, Fair value	1,347,890	1,356,840
Held-to-maturity securities, Amortized cost	114,858	115,599
Held-to-maturity securities, Fair value	145,520
Amortized cost	1,398,171	1,398,611
Gross unrealized gains	111,893	91,133
Gross unrealized losses	(16,654)	(2,927)
Fair value	1,493,410	1,486,817
Japanese Government Bond Securities
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost	114,858	115,599
Held-to-maturity securities, Gross unrealized gains	30,662	14,490
Held-to-maturity securities, Gross unrealized losses	0	(112)
Held-to-maturity securities, Fair value	145,520	129,977
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	464,854	517,500
Available-for-sale securities, Gross unrealized gains	32,501	10,127
Available-for-sale securities, Gross unrealized losses	0	(35)
Available-for-sale securities, Fair value	497,355	527,592
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	165,465	155,943
Available-for-sale securities, Gross unrealized gains	4,106	5,644
Available-for-sale securities, Gross unrealized losses	(37)	(110)
Available-for-sale securities, Fair value	169,534	161,477
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	403,349	283,859
Available-for-sale securities, Gross unrealized gains	7,443	3,891
Available-for-sale securities, Gross unrealized losses	(13)	(137)
Available-for-sale securities, Fair value	410,779	287,613
Specified bonds issued by SPEs in Japan
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	3,422	7,257
Available-for-sale securities, Gross unrealized gains	39	54
Available-for-sale securities, Gross unrealized losses	0	(31)
Available-for-sale securities, Fair value	3,461	7,280
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	97,692	67,049
Available-for-sale securities, Gross unrealized gains	1,906	3,073
Available-for-sale securities, Gross unrealized losses	(2,412)	(146)
Available-for-sale securities, Fair value	97,186	69,976
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	63,079	147,308
Available-for-sale securities, Gross unrealized gains	1,744	1,286
Available-for-sale securities, Gross unrealized losses	(6,593)	(624)
Available-for-sale securities, Fair value	58,230	145,970
Equity securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	85,452	104,096
Available-for-sale securities, Gross unrealized gains	33,492	52,568
Available-for-sale securities, Gross unrealized losses	(7,599)	(1,732)
Available-for-sale securities, Fair value	¥ 111,345	¥ 154,932